Supplement to

CALVERT VARIABLE SERIES, INC. ("CVS")
Social Balanced and Social Equity Portfolios

Prospectus and Statement of Additional Information dated April 30, 2006

Date of Supplement: August 21, 2006

PROSPECTUS -- CVS SOCIAL BALANCED PORTFOLIO
SSgA Funds Management, Inc. ("SSgA FM")

Under "Advisor, Subadvisors and Portfolio Managers", with respect to the Equity Investments of CVS Social Balanced Portfolio on page 39 of the Prospectus, replace the introductory paragraph describing SSgA FM with the following:

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company. SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation. SSgA FM has managed equity assets in the Portfolio since March 2002.

Under "Advisor, Subadvisors and Portfolio Managers" with respect to the Equity Investments of CVS Social Balanced Portfolio on page 39 of the Prospectus, delete Arlene Rockefeller of SSgA FM as a Portfolio Manager and revise the Portfolio Manager disclosure relating to SSgA FM as follows:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Ric Thomas	Portfolio Manager	6 years with affiliates; with SSgA FM since inception on April 30, 2001.	Portfolio Manager in the Enhanced Equities Group.

Mr. Thomas is Director of the US Enhanced Equities Group and is responsible for the management and development of North American strategies. Ric focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

John O'Connell	Portfolio Manager	6 years with affiliates; with SSgA FM since June 30, 2003.

2001-2006: Member of Enhanced Equities Portfolio Management Team (Mr. O'Connell formally joined SSgA FM in 2003); 2003-2006: portfolio manager for other SSgA FM accounts.

July 31, 2006: Portfolio Manager for this Portfolio in the Enhanced Equities Group.

Mr. O'Connell is responsible for the management of North American strategies. John focuses on managing both large-cap and small-cap strategies as well as providing research on SSgA's stock-ranking models.

PROSPECTUS - CVS SOCIAL EQUITY PORTFOLIO
Atlanta Capital Management Company, LLC ("Atlanta Capital")

Under "Subadvisor and Portfolio Managers" with respect to CVS Social Equity Portfolio on page 51 of the Prospectus, delete Paul J. Marshall of Atlanta Capital as a Portfolio Manager and add the following as a Portfolio Manager of Atlanta Capital:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Richard B. England	Vice President and Principal	2 years	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-2006: Atlanta Capital Management. July 31, 2006: Became Portfolio Manager for this Portfolio.	Portfolio Manager

STATEMENT OF ADDITIONAL INFORMATION -- CVS SOCIAL BALANCED PORTFOLIO
SSgA Funds Management, Inc.

Under "Other Accounts Managed by Portfolio Managers of the Portfolios" with respect to the Equity Investments of CVS Social Balanced Portfolio on pages 27-28 of the Statement of Additional Information, replace the charts relating to SSgA FM with the following:

SSgA FM:
Ric Thomas
Accounts Managed other than Social Balanced as of December 31, 2005 *	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	5	31	65
Total Assets in Other Accounts Managed	$728 million	$40.811 billion	$28.604 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	36**	25
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$42.500 billion**	$15.117 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

SSgA FM:
John O'Connell

Accounts Managed other than Social Balanced as of July 31, 2006 *	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	43	63
Total Assets in Other Accounts Managed	$839 million	$46.080 billion	$28.894 billion
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	37**	27
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$44.946 billion**	$15.767 billion

* Please note that SSgA FM's enhanced assets are managed on a team basis. This table refers to SSgA, comprised of all of the investment management affiliates of State Street Corporation, including SSgA Funds Management, Inc.

** Includes those pooled investment vehicles in which SSgA's advisory fee from at least one investor is based on the account's performance.

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" with respect to the Equity Investments of CVS Social Balanced Portfolio on page 32 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

SSgA FM:
Ric Thomas and John O'Connell (as of July 31, 2006 for Mr. O'Connell)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolio. Potential conflicts may arise out of (a) the Portfolio Manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees -- the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the Portfolio Manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Under "Compensation of Portfolio Managers of the Portfolios" with respect to the Equity Investments of CVS Social Balanced Portfolio on pages 38-39 of the Statement of Additional Information, delete the disclosure relating to SSgA FM and replace with the following:

SSgA FM:
Ric Thomas and John O'Connell
Compensation with Respect to Management of Social Balanced and Other Accounts as of December 31, 2005 (July 31, 2006 for Mr. O'Connell)
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	SSgA FM

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity).

Bonus	SSgA FM

In addition to the above, the second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy.

Deferred Compensation	SSgA FM

1. Deferred Equity determined by competitive market data.

2. Component of Bonus -- firm wide incentive equity compensation pool; manager distributes based on overall performance of the group and individual.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	n/a	n/a

Under "Securities Ownership of Portfolio Managers of the Portfolios" with respect to CVS Social Balanced Portfolio on page 40 of the Statement of Additional Information, delete Arlene Rockefeller of SSgA FM and revise the chart as follows for SSgA FM:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Social Balanced	SSgA FM	Ric Thomas	None
		John O'Connell (as of July 31, 2006)	None

STATEMENT OF ADDITIONAL INFORMATION -- CVS SOCIAL EQUITY PORTFOLIO
Atlanta Capital Management Company, LLC

Under "Subadvisors" in the fifth paragraph on page 22 of the Statement of Additional Information with respect to CVS Social Equity Portfolio, delete the second and third sentences and replace with the following:

Atlanta Capital is a majority-owned subsidiary of Eaton Vance Corp.

Under "Other Accounts Managed by Portfolio Managers of the Portfolios" with respect to CVS Social Equity Portfolio on page 29 of the Statement of Additional Information, delete the chart relating to Paul J. Marshall of Atlanta Capital and replace with the following:

Atlanta Capital:
Richard B. England
Accounts Managed other than Social Equity as of July 31, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	4	715
Total Assets in Other Accounts Managed	$1,390,985,000	$126,101,000	$3,900,533,000
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	2
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$269,932,000

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts" with respect to CVS Social Equity Portfolio on page 32 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital from the heading and revise the heading as follows:

SOCIAL EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, William R. Hackney III and Richard B. England
(as of July 31, 2006 for Mr. England)

Under "Compensation of Fund Portfolio Managers of the Portfolios" with respect to CVS Social Equity Portfolio on page 39 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital and revise the heading and the title of the chart as follows:

SOCIAL EQUITY

Atlanta Capital:
Daniel W. Boone, III, CFA, Marilyn R. Irvin, William R. Hackney III and Richard B. England
Compensation with Respect to Management of Social Equity and Other Accounts as of December 31, 2005 (July 31, 2006 for Mr. England)

Under "Securities Ownership of Portfolio Managers of the Portfolios" with respect to CVS Social Equity Portfolio on page 40 of the Statement of Additional Information, delete Paul J. Marshall of Atlanta Capital and revise the chart as follows for Atlanta Capital:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Social Equity	Atlanta Capital	Daniel W. Boone, III, CFA	None
		Marilyn R. Irvin	None
		William R. Hackney, III	None
		Richard B. England (as of July 31, 2006)	None